Short-Term Borrowings (Details) - Bank Borrowings [Member]	Jun. 30, 2025
Minimum [Member]
Short-Term Borrowings [Line Items]
Interest rate of bank borrowings	2.90%
Maximum [Member]
Short-Term Borrowings [Line Items]
Interest rate of bank borrowings	3.80%